UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              December 31, 2012
-----------------------------------------------

Check here if Amendment  [ ];  Amendment Number:
   This Amendment (Check only one.) :

                                [ ]  is a restatement.
                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
-----------------------------------------------------

Name:                    Daiwa SB Investments Ltd.
Address:                 2-1 KASUMIGASEKI 3-CHOME, CHIYODA-KU
                         TOKYO JAPAN 100-0013
Form 13F File Number:    28-13129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
-----------------------------------------------------------

Name:             Katsuhiko Ishikawa
Title:            Executive Officer
Phone:            81-3-6205-0382

Signature, Place, and Date of Signing:

/s/ Katsuhiko Ishikawa        Chiyoda-ku, Tokyo Japan         January 24, 2013
----------------------        -----------------------         ------------------
[Signature]                    [City, State]                   [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NA

Form 13F Information Table Entry Total:   145 Items

Form 13F Information Table Value Total:   $639,142 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number           Name
----      ---------------           ----

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4    COLUMN 5          COLUMN6    COLUMN 7  COLUMN 8
=============                 ==============    ========   =========   ================  ========== ========  ==================
                                                           VALUE       SHRS OR SH/ PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT PRN CALL  DISCRETION MANAGERS  Sole  Shared None
==============                ==============    ======     =========   ======= === ====  ========== ========  ===== ====== =====
AIR PRODUCTS & CHEMICALS INC     COM            009158106         86      1020 SH        SOLE                  1020    -      -
ALLSTATE CORP                    COM            020002101        138      3440 SH        SOLE                  3440    -      -
AMAZON COM INC                   COM            023135106       2402      9573 SH        DEFINED               9573    -      -
AMERICAN ELECTRIC POWER INC      COM            025537101         47      1100 SH        SOLE                  1100    -      -
AMERICAN EXPRESS COMPANY         COM            025816109       1526     26544 SH        DEFINED              26544    -      -
AMGEN INC                        COM            031162100       2382     27629 SH        DEFINED              27629    -      -
AMPHENOL CORP                    CL A           032095101         93      1440 SH        SOLE                  1440    -      -
ANADARKO PETROLEUM CORP          COM            032511107       1113     14975 SH        DEFINED              14975    -      -
APPLE INC                        COM            037833100       9218     17321 SH        DEFINED              17321    -      -
BAIDU INC                        SPON ADR REP A 056752108       3009     30000 SH        SOLE                 30000    -      -
BANK OF AMERICA CORP             COM            060505104      16887   1454560 SH        DEFINED            1454560    -      -
BANK OF NEW YORK MELLON CORP     COM            064058100       1433     55777 SH        DEFINED              55777    -      -
BED BATH & BEYOND INC            COM            075896100       1924     34414 SH        DEFINED              34414    -      -
BOEING CO/THE                    COM            097023105       2239     29713 SH        DEFINED              29713    -      -
BORGWARNER INC                   COM            099724106         74      1030 SH        SOLE                  1030    -      -
BRISTOL MYERS-SQUIBB             COM            110122108       8914    273523 SH        DEFINED             273523    -      -
BROADCOM CORP                    CL A           111320107       2493     75056 SH        DEFINED              75056    -      -
BROWN-FORMAN CORP                CL B           115637209      13349    211050 SH        SOLE                211050    -      -
CAMPBELL SOUP CO                 COM            134429109      12561    360009 SH        DEFINED             360009    -      -
CARNIVAL CORP                    PAIRED CTF     143658300      14138    384500 SH        SOLE                384500    -      -
CELGENE CORP                     COM            151020104       2787     35516 SH        DEFINED              35516    -      -
CHEVRON CORP                     COM            166764100      19148    177070 SH        DEFINED             177070    -      -
CHUBB CORP                       COM            171232101      17430    231418 SH        DEFINED             231418    -      -
CITRIX SYSTEMS INC               COM            177376100       1885     28727 SH        DEFINED              28727    -      -
COCA-COLA CO                     COM            191216100       1892     52180 SH        DEFINED              52180    -      -
CONSOLIDATED EDISON INC          COM            209115104      10147    182700 SH        SOLE                182700    -      -
CORNING INC.                     COM            219350105       3239    256621 SH        DEFINED             256621    -      -
COVANCE INC                      COM            222816100        177      3060 SH        SOLE                  3060    -      -
CUMMINS INC                      COM            231021106         82       760 SH        SOLE                   760    -      -
DEERE & CO                       COM            244199105      20888    241706 SH        DEFINED             241706    -      -
DENBURY RESOURCES INC            COM NEW        247916208         93      5770 SH        SOLE                  5770    -      -
THE WALT DISNEY CO.              COM DISNEY     254687106        110      2210 SH        SOLE                  2210    -      -
DISCOVER FINANCIAL SERVICES      COM            254709108       2819     73113 SH        DEFINED              73113    -      -
DOW CHEMICAL                     COM            260543103      18932    585582 SH        DEFINED             585582    -      -
EBAY INC                         COM            278642103       3343     65549 SH        DEFINED              65549    -      -
EMERSON ELECTRIC CO              COM            291011104       2335     44088 SH        DEFINED              44088    -      -
F5 NETWORKS INC                  COM            315616102        161      1660 SH        SOLE                  1660    -      -
FLUOR CORP                       COM            343412102       3042     51791 SH        DEFINED              51791    -      -
FORD MOTOR CO                    COM PAR $0.01  345370860        242     18660 SH        SOLE                 18660    -      -
GANNETT CO                       COM            364730101      19042   1057300 SH        SOLE               1057300    -      -
GAP INC                          COM            364760108        132      4250 SH        SOLE                  4250    -      -
GENERAL ELECTRIC CO              COM            369604103      19463    927232 SH        DEFINED             927232    -      -
GENERAL MILLS INC                COM            370334104      15546    384600 SH        SOLE                384600    -      -
GILEAD SCIENCES INC              COM            375558103         47       640 SH        SOLE                   640    -      -
GRAINGER W W INC                 COM            384802104       3332     16467 SH        DEFINED              16467    -      -
HARSCO CORP                      COM            415864107        164      6990 SH        SOLE                  6990    -      -
HARTFORD FINL SVCS GRP           COM            416515104      21228    945987 SH        DEFINED             945987    -      -
HEINZ H J CO                     COM            423074103      13859    240280 SH        SOLE                240280    -      -
HERSHEY CO                       COM            427866108      15257    211257 SH        DEFINED             211257    -      -
HOME DEPOT INC                   COM            437076102      14226    230000 SH        SOLE                230000    -      -
HONEYWELL INTERNATIONAL          COM            438516106       2963     46684 SH        DEFINED              46684    -      -
HUDSON CITY BANCORP INC          COM            443683107        203     25030 SH        SOLE                 25030    -      -
INFOSYS LTD                      SPONSORED ADR  456788108         47      1100 SH        SOLE                  1100    -      -
INTEL CORP                       COM            458140100        275     13320 SH        SOLE                 13320    -      -
INTL BUSINESS MACHINES CORP      COM            459200101       3728     19460 SH        DEFINED              19460    -      -
JOHNSON & JOHNSON                COM            478160104       1753     25014 SH        DEFINED              25014    -      -
KLA-TENCOR CORPORATION           COM            482480100       1078     22576 SH        DEFINED              22576    -      -
KIMBERLY CLARK CORP              COM            494368103      11668    138200 SH        SOLE                138200    -      -
LSI LOGIC CORP                   COM            502161102         53      7500 SH        SOLE                  7500    -      -
L-3 COMMUNICATIONS HOLDINGS      COM            502424104         34       450 SH        SOLE                   450    -      -
LILLY ELI & CO                   COM            532457108        949     19232 SH        DEFINED              19232    -      -
LIMITED BRANDS INC               COM            532716107      13530    287500 SH        SOLE                287500    -      -
LINCOLN NATIONAL CORP            COM            534187109       2919    112708 SH        DEFINED             112708    -      -
MAGNA INTERNATIONAL INC          COM            559222401       2011     40200 SH        SOLE                 40200    -      -
MARSH & MCLENNAN COS             COM            571748102         38      1100 SH        SOLE                  1100    -      -
MCCORMICK & CO                   COM NON VTG    579780206         89      1400 SH        SOLE                     -    -   1400
MICROSOFT CORP                   COM            594918104       3510    131403 SH        DEFINED             131403    -      -
MONDELEZ INTERNATIONAL INC       CL A           609207105         90      3520 SH        SOLE                  3520    -      -
MORGAN STANLEY                   COM NEW        617446448      17672    924266 SH        DEFINED             924266    -      -
NATIONAL OILWELL VARCO INC       COM            637071101      13167    192648 SH        DEFINED             192648    -      -
NEWELL RUBBERMAID INC            COM            651229106         94      4220 SH        SOLE                  4220    -      -
PNC FINANCIAL SERVICES GROUP     COM            693475105       1937     33220 SH        DEFINED              33220    -      -
PPG INDUSTRIES INC               COM            693506107      16337    120700 SH        SOLE                120700    -      -
PEABODY ENERGY CORP              COM            704549104         85      3180 SH        SOLE                  3180    -      -
PEOPLES UNITED FINANCIAL         COM            712704105        226     18730 SH        SOLE                 18730    -      -
PETSMART                         COM            716768106       1487     21757 SH        DEFINED              21757    -      -
PFIZER INC                       COM            717081103      21117    842000 SH        SOLE                842000    -      -
PHILIP MORRIS INTERNATIONAL      COM            718172109       1619     19351 SH        DEFINED              19351    -      -
PRICELINE COM INC                COM NEW        741503403         74       120 SH        SOLE                   120    -      -
PROCTER AND GAMBLE CO            COM            742718109      15235    224400 SH        SOLE                224400    -      -
PROGRESSIVE CORP                 COM            743315103         43      2020 SH        SOLE                  2020    -      -
PULTE GROUP INC                  COM            745867101        135      7429 SH        SOLE                  7429    -      -
QUALCOMM INC                     COM            747525103       2899     46868 SH        DEFINED              46868    -      -
SCHLUMBERGER LTD                 COM            806857108       3107     44832 SH        DEFINED              44832    -      -
SEMPRA ENERGY                    COM            816851109         31       440 SH        SOLE                   440    -      -
SOUTHERN CO                      COM            842587107       1683     39317 SH        DEFINED              39317    -      -
STANLEY BLACK & DECKER INC       COM            854502101       1848     24983 SH        DEFINED              24983    -      -
STARBUCKS CORP                   COM            855244109        138      2570 SH        SOLE                  2570    -      -
SYMANTEC CORP                    COM            871503108         58      3060 SH        SOLE                  3060    -      -
THERMO FISHER SCIENTIFIC INC     COM            883556102        352      5520 SH        SOLE                  5520    -      -
TIFFANY & CO                     COM            886547108       1450     25285 SH        DEFINED              25285    -      -
TOLL BROTHERS                    COM            889478103        145      4470 SH        SOLE                  4470    -      -
TORCHMARK CORP                   COM            891027104         56      1080 SH        SOLE                  1080    -      -
US BANCORP                       COM NEW        902973304      18817    589133 SH        DEFINED             589133    -      -
ULTRA PETROLEUM CORP             COM            903914109          9       510 SH        SOLE                   510    -      -
UNITED PARCEL SERVICE            CL B           911312106       1829     24805 SH        DEFINED              24805    -      -
UNITED TECHNOLOGIES CORP         COM            913017109         71       860 SH        SOLE                   860    -      -
VMWARE INC                       CL A COM       928563402        111      1180 SH        SOLE                  1180    -      -
WAL-MART STORES INC              COM            931142103       1981     29037 SH        DEFINED              29037    -      -
WELLS FARGO & COMPANY            COM            949746101      19346    565992 SH        DEFINED             565992    -      -
XILINX INC                       COM            983919101         93      2600 SH        SOLE                  2600    -      -
YUM! BRANDS INC                  COM            988498101        112      1680 SH        SOLE                  1680    -      -
AT&T INC                         COM            00206R102      11716    347558 SH        DEFINED             347558    -      -
ACTIVISION BLIZZARD INC          COM            00507V109         51      4820 SH        SOLE                  4820    -      -
ADOBE SYSTEMS INC                COM            00724F101         49      1310 SH        SOLE                  1310    -      -
AKAMAI TECHNOLOGIES              COM            00971T101        171      4190 SH        SOLE                  4190    -      -
AMERICAN TOWER REIT INC          COM            03027X100         93      1200 SH        SOLE                  1200    -      -
BIOGEN IDEC INC                  COM            09062X103       1296      8851 SH        DEFINED               8851    -      -
CONOCOPHILLIPS                   COM            20825C104       2069     35684 SH        DEFINED              35684    -      -
CONSOL ENERGY INC                COM            20854P109         39      1200 SH        SOLE                  1200    -      -
D R HORTON INC                   COM            23331A109       3388    171260 SH        DEFINED             171260    -      -
DELL INC                         COM            24702R101         24      2400 SH        SOLE                  2400    -      -
DIAMOND OFFSHORE DRILLING        COM            25271C102       2094     30816 SH        DEFINED              30816    -      -
DOMINION RESOURCES INC VA        COM            25746U109       1669     32223 SH        DEFINED              32223    -      -
ENGILITY HOLDINGS INC            COM            29285W104          1        74 SH        SOLE                    74    -      -
EQUITY RESIDENTIAL               SH BEN INT     29476L107         53       930 SH        SOLE                   930    -      -
EXPRESS SCRIPTS HOLDING CO       COM            30219G108        109      2020 SH        SOLE                  2020    -      -
EXXON MOBIL CORPORATION          COM            30231G102       5313     61387 SH        DEFINED              61387    -      -
FLOWSERVE CORP                   COM            34354P105        179      1220 SH        SOLE                  1220    -      -
FREEPORT-MCMORAN COPPER          COM            35671D857      16581    484832 SH        DEFINED             484832    -      -
GOLDMAN SACHS GROUP              COM            38141G104        293      2300 SH        SOLE                  2300    -      -
GOOGLE INC                       CL A           38259P508       3303      4670 SH        DEFINED               4670    -      -
HDFC BANK LTD                    ADR REPS 3 SHS 40415F101        252      6200 SH        SOLE                  6200    -      -
ICICI BANK LTD                   ADR            45104G104         22       500 SH        SOLE                   500    -      -
JPMORGAN CHASE & CO              COM            46625H100       4387     99774 SH        DEFINED              99774    -      -
KRAFT FOODS GROUP INC            COM            50076Q106         53      1172 SH        SOLE                  1172    -      -
MCKESSON CORPORATION             COM            58155Q103       2562     26427 SH        DEFINED              26427    -      -
MERCK & CO INC                   COM            58933Y105      16560    404500 SH        SOLE                404500    -      -
METLIFE INC                      COM            59156R108         25       770 SH        SOLE                   770    -      -
MOLSON COORS BREWING CO          CL B           60871R209        303      7070 SH        SOLE                  7070    -      -
MONSANTO CO NEW                  COM            61166W101       2707     28603 SH        DEFINED              28603    -      -
NVIDIA CORP                      COM            67066G104        215     17550 SH        SOLE                 17550    -      -
PPL CORPORATION                  COM            69351T106         27       950 SH        SOLE                   950    -      -
POTASH CORP OF SASKATCHEWAN      COM            73755L107       1693     41600 SH        SOLE                 41600    -      -
SLM CORP                         COM            78442P106         35      2020 SH        SOLE                  2020    -      -
SALESFORCE COM INC               COM            79466L302         61       360 SH        SOLE                   360    -      -
SANDISK CORP                     COM            80004C101         90      2060 SH        SOLE                  2060    -      -
UNITEDHEALTH GROUP INC           COM            91324P102       2507     46218 SH        DEFINED              46218    -      -
VERIZON COMMUNICATIO             COM            92343V104      12847    296900 SH        SOLE                296900    -      -
WEATHERFORD INTL LTD             REG SHS        H27013103        147     13180 SH        SOLE                 13180    -      -
ACCENTURE PLC                    SHS CLASS A    G1151C101      14936    224600 SH        SOLE                224600    -      -
EATON CORP PLC                   SHS            G29183103      17679    326300 SH        SOLE                326300    -      -
MARVELL TECHNOLOGY GROUP         ORD            G5876H105        105     14530 SH        SOLE                 14530    -      -
ACE LTD                          SHS            H0023R105         52       650 SH        SOLE                   650    -      -
TRANSOCEAN LTD                   REG SHS        H8817H100         13       300 SH        SOLE                   300    -      -